COMMITMENTS AND CONTINGENCIES - Contractual obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Less than 1 Year	$ 7,661	$ 7,258
1 to 3 Years	0	0
3 to 5 Years	0	0
More than 5 Years	0	0
Total	$ 7,661	$ 7,258